NOTES PAYABLE - 8.5% Notes (Details) $ / shares in Units, shares in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 06, 2019 USD ($)	Sep. 30, 2019 USD ($)	Apr. 30, 2018 USD ($) D $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2020
NOTES PAYABLE (Details) - 8.5% Notes [Line Items]
Debt converted to equity				$ 250,000	$ 957,056
Exercise price of warrants | $ / shares				$ 1.00
SBI Note [Member]
NOTES PAYABLE (Details) - 8.5% Notes [Line Items]
Interest rate (as a percent)					10.00%
8.5% April 2018 [Member]
NOTES PAYABLE (Details) - 8.5% Notes [Line Items]
Convertible debt	$ 5,700,000		$ 7,500,000
Debt converted to equity	$ 1,100,000
Proceeds from Issuance of Warrants			$ 7,500,000
Number of warrants issued upon conversion | shares			6
Exercise price of warrants | $ / shares			$ 2.35
Warrant conversion rate (as a percent)	18.00%		80.00%
Increase (decrease) in notes payable, current			$ 0.01
Threshold, consecutive trading days | D			15
Warrants recorded as a debt discount and additional paid-in capital			$ 5,366,000
Amortization of debt discount					$ 0	$ 1,575,094
Interest rate (as a percent)			8.50%				8.50%
8.5% April 2018 [Member] | WarrantCallThresholdStockPrice [Member]
NOTES PAYABLE (Details) - 8.5% Notes [Line Items]
Exercise price of warrants | $ / shares			$ 8.00
12% Notes 2019 [Member]
NOTES PAYABLE (Details) - 8.5% Notes [Line Items]
Proceeds from Issuance of Warrants		$ 400,000
Warrants recorded as a debt discount and additional paid-in capital		$ 93,500
Amortization of debt discount					$ 12,635	$ 23,432
Interest rate (as a percent)		12.00%